ACCUMULATED OTHER COMPREHENSIVE LOSS	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
ACCUMULATED OTHER COMPREHENSIVE LOSS	ACCUMULATED OTHER COMPREHENSIVE LOSS
The following tables present the components of accumulated other comprehensive (loss) income and items reclassified out of accumulated other comprehensive loss into earnings:

	Year Ended December 31, 2019
	Foreign Currency Translation Adjustment	Unrealized Gains On Available-For-Sale Marketable Debt Securities	Accumulated Other Comprehensive (Loss) Income
	(In thousands)
Balance at January 1	$(12,543)	$2	$(12,541)
Other comprehensive income (loss)	337	(2)	335
Net current period other comprehensive income (loss)	337	(2)	335
Allocation of accumulated other comprehensive loss related to the noncontrolling interests	(20)	—	(20)
Balance at December 31	$(12,226)	$—	$(12,226)

	Year Ended December 31, 2018
	Foreign Currency Translation Adjustment	Unrealized Gains On Available-For-Sale Marketable Debt Securities	Accumulated Other Comprehensive Loss
	(In thousands)
Balance at January 1	$(7,504)	$—	$(7,504)
Other comprehensive (loss) income before reclassifications	(4,976)	2	(4,974)
Amounts reclassified to earnings	(52)	—	(52)
Net current period other comprehensive (loss) income	(5,028)	2	(5,026)
Allocation of accumulated other comprehensive loss related to noncontrolling interests	(11)	—	(11)
Balance at December 31	$(12,543)	$2	$(12,541)

	Year Ended December 31, 2017
	Foreign Currency Translation Adjustment	Accumulated Other Comprehensive (Loss) Income
	(In thousands)
Balance at January 1	$(21,864)	$(21,864)
Other comprehensive income before reclassifications	14,408	14,408
Amounts reclassified to earnings	(41)	(41)
Net current period other comprehensive income	14,367	14,367
Allocation of accumulated other comprehensive loss related to noncontrolling interests	(7)	(7)
Balance at December 31	$(7,504)	$(7,504)
The amounts reclassified out of foreign currency translation adjustment into earnings for the years ended December 31, 2018 and 2017 relate to the liquidation of international subsidiaries.
At December 31, 2019, 2018 and 2017, there was no tax benefit of provision on the accumulated other comprehensive loss.